Note 13 - Provisions (Tables)	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
Six months ended Sept. 30, 2019
Balance, beginning of the period	$6,616
Restructuring costs paid during the period	(5,029)
Balance, end of the period	$1,587